Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Balances at December 31, 2020	$ (4,305,579)	$ (4,357,482)	$ (4,357,482)	$ (4,119,910)
Issuance of Preferred B stock in satisfaction of deferred compensation				31,000
Issuance of common stock relating to Officer Employment Agreement	20,400			33,600
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020				163,000
Convertible Note Conversions				248,630
Warrant cashless exercise
Issuance of common stock for consulting services	14,652	29,850	29,850
Issuance of common stock incentives for officers and directors	143,100
Issuance of common stock and warrants as part of convertible notes financings			1,286,500
Issuance of common stock in satisfaction of notes payable and accrued interest	701,571		1,589,786
Issuance of common stock to directors for accrued compensation		56,779	403,629
Issuance of common stock as part of Amwaste asset purchase		99,000	99,000
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.			44,000
Net loss	(497,406)	(328,138)	(3,400,862)	(732,570)
Balances at December 31, 2021	(3,923,262)	(4,499,991)	(4,305,579)	(4,357,482)
Issuance of Common Shares relating to Officer Employment Agreement				18,768
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances at December 31, 2020	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000
Issuance of Preferred B stock in satisfaction of deferred compensation				$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares				31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Convertible Note Conversions
Warrant cashless exercise
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock to directors for accrued compensation
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.
Net loss
Balances at December 31, 2021	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000	31,000
Issuance of Common Shares relating to Officer Employment Agreement
Common Stock [Member]
Balances at December 31, 2020	$ 24,702	$ 12,984	$ 12,984	$ 10,505
Balance, shares	247,015,579	129,836,060	129,836,060	105,051,540
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement	$ 204			$ 84
Issuance of common stock relating to Officer Employment Agreement, shares	2,040,000			840,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020				$ 1,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares				10,000,000
Convertible Note Conversions				$ 1,266
Convertible Note Conversions, shares				12,662,039
Warrant cashless exercise			$ 451	$ 26
Warrant cashless exercise, shares			4,512,497	262,481
Issuance of common stock for consulting services	$ 222	$ 75	$ 75
Issuance of common stock for consulting services, shares	2,220,000	750,000	750,000
Issuance of common stock incentives for officers and directors	$ 2,200
Issuance of common stock incentives for officers and directors, shares	22,000,000
Issuance of common stock and warrants as part of convertible notes financings			$ 560
Issuance of common stock and warrants as part of convertible notes financings, shares			5,597,704
Issuance of common stock in satisfaction of notes payable and accrued interest	$ 13,306		$ 8,564
Issuance of common stock in satisfaction of notes payable and accrued interest, shares	133,058,420		85,636,560
Issuance of common stock to directors for accrued compensation		$ 238	$ 1,668
Issuance of common stock to directors for accrued compensation, shares		2,382,758	16,682,758
Issuance of common stock as part of Amwaste asset purchase		$ 200	$ 200
Issuance of common stock for Amwaste asset purchase, shares		2,000,000	2,000,000
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.			$ 200
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc., shares			2,000,000
Net loss
Balances at December 31, 2021	$ 40,634	$ 13,497	$ 24,702	$ 12,984
Balance, shares	406,333,999	134,968,818	247,015,579	129,836,060
Issuance of Common Shares relating to Officer Employment Agreement				$ 103
Issuance of Common Shares relating to Officer Employment Agreement, shares				1,020,000
Additional Paid-in Capital [Member]
Balances at December 31, 2020	$ 6,815,935	$ 3,374,888	$ 3,374,888	$ 2,913,369
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement	20,196			33,516
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020				162,000
Convertible Note Conversions				247,364
Warrant cashless exercise			(451)	(26)
Issuance of common stock for consulting services	14,430	29,775	29,775
Issuance of common stock incentives for officers and directors	140,900
Issuance of common stock and warrants as part of convertible notes financings			1,285,940
Issuance of common stock in satisfaction of notes payable and accrued interest	688,265		1,581,222
Issuance of common stock to directors for accrued compensation		56,541	401,961
Issuance of common stock as part of Amwaste asset purchase		98,800	98,800
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.			43,800
Net loss
Balances at December 31, 2021	7,679,726	3,560,004	6,815,935	3,374,888
Issuance of Common Shares relating to Officer Employment Agreement				18,665
Retained Earnings [Member]
Balances at December 31, 2020	(11,177,216)	(7,776,354)	(7,776,354)	(7,043,784)
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Convertible Note Conversions
Warrant cashless exercise
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock to directors for accrued compensation
Issuance of common stock as part of Amwaste asset purchase
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.
Net loss	(497,406)	(328,138)	(3,400,862)	(732,570)
Balances at December 31, 2021	$ (11,674,622)	$ (8,104,492)	$ (11,177,216)	(7,776,354)
Issuance of Common Shares relating to Officer Employment Agreement